Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Summary of condensed financial information

A summary of condensed financial information of the parent company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 follows:

(Dollars in thousands)	2012	2011
CONDENSED BALANCE SHEETS
ASSETS
Cash deposited with subsidiary bank	$388	$535
Investment in subsidiary bank	51,858	48,652
Securities available-for-sale	69	60
Other assets	207	196

TOTAL ASSETS	$52,522	$49,443

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	$69	$14
Total shareholders’ equity	52,453	49,429

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$52,522	$49,443

Summary condensed Statements of Income

(Dollars in thousands)	2012	2011	2010
CONDENSED STATEMENTS OF INCOME
Interest on securities	$2	$1	$1
Dividends from subsidiary	2,000	2,300	2,000

Total income	2,002	2,301	2,001
Operating expenses	354	336	483

Income before taxes and undistributed equity income of subsidiary	1,648	1,965	1,518
Income tax benefit	(120)	(115)	(164)
Equity earnings in subsidiary, net of dividends	2,779	1,607	1,814

NET INCOME	$4,547	$3,687	$3,496

COMPREHENSIVE INCOME	$4,981	$4,244	$3,301

Condensed Statements of Cash Flows

(Dollars in thousands)	2012	2011	2010
CONDENSED STATEMENTS OF CASH FLOWS
Cash flows from operating activities:
Net income	$4,547	$3,687	$3,496
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends	(2,779)	(1,607)	(1,814)
Change in other assets, liabilities	49	48	21

Net cash provided by operating activities	1,817	2,128	1,703

Cash flows from investing activities:
Purchase of investment securities	—	—	(4)

Net cash used in investing activities	—	—	(4)

Cash flows from financing activities:
Cash dividends paid	(1,969)	(1,969)	(1,969)
Cash received from exercise of stock options	5	—	—

Net cash used in financing activities	(1,964)	(1,969)	(1,969)

Increase (decrease) in cash	(147)	159	(270)
Cash at beginning of year	535	376	646

Cash at end of year	$388	$535	$376